Asset Retirement Obligations (table)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
ScheduleOfChangeInAssetRetirementObligationTableTextBlock

	Year Ended December 31,
thousands	2012	2011
Carrying amount of asset retirement obligations at beginning of year	$64,345	$45,269
Liabilities incurred	9,414	15,462
Liabilities settled	(786)	(133)
Accretion expense	4,270	3,791
Revisions in estimated liabilities	(10,520)	(44)
Carrying amount of asset retirement obligations at end of year	$66,723	$64,345